Financial structure and financial costs (Tables)	12 Months Ended
Dec. 31, 2019
Financial structure, financial costs and financial instruments
Schedule of non-current financial debt and related financial instruments

As of December 31, 2019
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	6,438	41,335	47,773
of which hedging instruments of non-current financial debt (liabilities)	—	1,694	1,694
Non-current financial assets	(164)	(748)	(912)
of which hedging instruments of non-current financial debt (assets)	—	(512)	(512)
Non-current net financial debt and related financial instruments	6,274	40,587	46,861

Variable rate bonds after fair value hedge	—	19,340	19,340
Fixed rate bonds after cash flow hedge	—	20,499	20,499
Other floating rate debt	72	618	690
Other fixed rate debt	103	322	425
Lease obligations	6,263	—	6,263
Non-current financial assets	(164)	(169)	(333)
Non-current instruments held for trading	—	(23)	(23)
Non-current net financial debt and related financial instruments	6,274	40,587	46,861

As of December 31, 2018
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	1,870	38,259	40,129
of which hedging instruments of non-current financial debt (liabilities)	—	1,880	1,880
Non-current financial assets	—	(680)	(680)
of which hedging instruments of non-current financial debt (assets)	—	(613)	(613)
Non-current financial debt and related financial instruments	1,870	37,579	39,449

Variable rates bonds after fair value hedge	—	20,570	20,570
Fixed rate bonds after cash flow hedge	—	15,672	15,672
Other floating rate debt	111	621	732
Other fixed rate debt	94	754	848
Financial lease obligations	1,665	—	1,665
Non-current instruments held for trading	—	(38)	(38)
Non-current financial debt and related financial instruments	1,870	37,579	39,449

As of December 31, 2017
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	1,310	40,030	41,340
of which hedging instruments of non-current financial debt (liabilities)	—	1,082	1,082
Non-current financial assets	—	(679)	(679)
of which hedging instruments of non-current financial debt (assets)	—	(606)	(606)
Non-current financial debt and related financial instruments	1,310	39,351	40,661

Variable rates bonds after fair value hedge	—	20,620	20,620
Fixed rate bonds after cash flow hedge	—	16,469	16,469
Other floating rate debt	70	1,692	1,762
Other fixed rate debt	123	623	746
Financial lease obligations	1,117	—	1,117
Non-current instruments held for trading	—	(53)	(53)
Non-current financial debt and related financial instruments	1,310	39,351	40,661

Schedule of fair value of bonds after taking into account currency and interest rates swaps

		Amount	Amount	Amount
		after	after	after
		hedging as of	hedging as of	hedging as of	Range	Range of initial current rate
Bonds after fair value hedge and variable rate bonds	Currency of	December 31,	December 31,	December 31,	of current	before hedging
(M$)	issuance	2019	2018	2017	maturities	instruments

Bond	USD	6,276	6,276	7,266	2021 - 2028	2.218% - 3.883%
Bond	USD	300	750	1,385	2020	USLIBOR 3 mois + 0.75%
Bond	CHF	410	204	391	2026 - 2029	0.176% - 0.298%
Bond	NZD	164	252	252	2020	4.750% - 5.000%
Bond	AUD	378	699	850	2021 - 2025	4.000% - 4.250%
Bond	EUR	9,675	10,212	8,266	2020 - 2044	0.250% - 3.125%
Bond	EUR	1,641	1,644	1,639	2020	EURIBOR 3 mois + 0.30% - EURIBOR 3 mois + 0.31%
Bond	CAD	92	93	188	2020	2.130%
Bond	GBP	2,035	1,536	1,855	2020 - 2031	1.405% - 2.250%
Bond	GBP	—	472	470		—
Bond	NOK	—	—	103
Bond	HKD	128	207	212	2025	2.920%
Current portion (less than one year)		(3,661)	(3,679)	(4,156)
Total Principal Financing Entities(a)		17,438	18,666	18,721
TOTAL S.A.(b)		1,203	1,203	1,201	2022	0.500%
Other consolidated subsidiaries		699	701	698
Total bonds after fair value hedge		19,340	20,570	20,620

		Amount	Amount	Amount
		after	after	after
		hedging as of	hedging as of	hedging as of	Range	Range of initial current rate
Bonds after cash flow hedge and fixed rate bonds	Currency of	December 31,	December 31,	December 31,	of current	before hedging
(M$)	issuance	2019	2018	2017	maturities	instruments

Bond	EUR	10,246	9,268	9,337	2024 - 2029	0.696% - 5.125%
Bond	USD	8,565	5,040	5,000	2020 - 2049	2.041% - 4.450%
Bond	CNY	—	—	164
Bond	HKD	202	187	188	2026	3.088%
Bond	CHF	1,079	1,035	1,037	2024 - 2027	0.510% - 1.010%
Bond	GBP	982	326	324	2024 - 2026	1.250% - 1.660%
Bond	AUD	5	—	—	2025	4.000%
Current portion (less than one year)		(1,250)	(946)	(164)
Total Principal Financing Entities (a)		19,829	14,910	15,886
Other consolidated subsidiaries		670	762	583
Total bonds after cash flow hedge and fixed rate bonds		20,499	15,672	16,469

(a)  All debt securities issued through the following subsidiaries are fully and unconditionally guaranteed by TOTAL S.A. as to payment of principal, premium, if any, interest and any other amounts due :

- TOTAL CAPITAL is a wholly and directly owned subsidiary of TOTAL S.A. (except for one share held by each director). It acts as a financing vehicle for the Group. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TOTAL S.A.

- TOTAL CAPITAL CANADA Ltd. is a wholly and directly owned subsidiary of TOTAL S.A.. It acts as a financing vehicle for the activities of the Group in Canada. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TOTAL S.A.

- TOTAL CAPITAL INTERNATIONAL is a wholly and directly owned subsidiary of TOTAL S.A. (except for one share held by each director). It acts as a financing vehicle for the Group. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TOTAL S.A.

(b)  Debt financing of $1.2 billion through a structure combining the issue of cash-settled convertible bonds with the purchase of cash-settled call options to hedge TOTAL's exposure to the exercise of the conversion rights under the bonds.

Schedule of loan repayment schedule (excluding current portion)

		of which hedging		of which hedging
		instruments		instruments	Non-current
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2019	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2021	5,716	204	(101)	(9)	5,615	12%
2022	6,226	433	(148)	(121)	6,078	13%
2023	5,230	106	(67)	(18)	5,163	11%
2024	5,885	139	(87)	(83)	5,798	12%
2025 and beyond	24,716	812	(509)	(281)	24,207	52%
Total	47,773	1,694	(912)	(512)	46,861	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2018	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2020	5,442	386	(10)	—	5,432	14%
2021	4,042	251	(76)	(57)	3,966	10%
2022	5,262	448	(104)	(104)	5,158	13%
2023	5,020	93	(37)	—	4,983	13%
2024 and beyond	20,363	702	(453)	(452)	19,910	50%
Total	40,129	1,880	(680)	(613)	39,449	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2017	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2019	6,005	164	(75)	(68)	5,930	15%
2020	5,119	222	(2)	—	5,117	13%
2021	3,810	96	(15)	—	3,795	9%
2022	5,026	165	(67)	(67)	4,959	12%
2023 and beyond	21,380	435	(520)	(471)	20,860	51%
Total	41,340	1,082	(679)	(606)	40,661	100%

Schedule of analysis by currency and interest rate

As of December 31,
(M$)	2019	%	2018	%	2017	%
U.S. Dollar	43,276	92%	38,120	97%	38,703	95%
Euro	2,639	6%	1,103	3%	724	2%
Norwegian krone	81	0%	27	—%	975	2%
Other currencies	865	2%	199	—%	259	1%
Total	46,861	100%	39,449	100%	40,661	100%

As of December 31,
(M$)	2019	%	2018	%	2017	%
Fixed rate	26,985	58%	18,139	46%	18,332	45%
Floating rate	19,876	42%	21,310	54%	22,329	55%
Total	46,861	100%	39,449	100%	40,661	100%

Schedule of current financial assets and liabilities

As of December 31,
(M$)
(Assets) / Liabilities	2019	2018	2017
Current financial debt(a)	8,710	8,316	6,396
Current lease obligations	1,202	—	—
Current portion of non-current financial debt	4,907	4,990	4,700
Current borrowings.(note 14)	14,819	13,306	11,096

Current portion of hedging instruments of debt (liabilities)	424	295	157
Other current financial instruments (liabilities)	63	183	88
Other current financial liabilities.(note 14)	487	478	245

Current deposits beyond three months	(3,611)	(3,536)	(2,970)
Non-traded marketable securities	(114)	—	—
Financial receivables on sub-lease, current	(145)	—	—
Current portion of hedging instruments of debt (assets)	—	(45)	(172)
Other current financial instruments (assets)	(122)	(73)	(251)
Current financial assets.(note 14)	(3,992)	(3,654)	(3,393)

Current borrowings and related financial assets and liabilities, net	11,314	10,130	7,948

(a)

As of December 31, 2019,  December 31, 2018 and December 31, 2017, the current financial debt includes a commercial paper program in Total Capital Canada Ltd.. Total Capital Canada Ltd. is a wholly-owned subsidiary of TOTAL S.A. It acts as a financing vehicle for the activities of the Group in Canada. Its debt securities are fully and unconditionally guaranteed by TOTAL S.A. as to payment of principal, premium, if any, interest and any other amounts due.

Schedule of variations of financial debt

			Non-cash changes
			Change in
	As of		scope,	First			Reclassification		As of
	January 1,	Cash	including IFRS 5	application	Foreign	Changes in	Non-current /		December 31,
(M$)	2019	changes	reclassification	IFRS 16	currency	fair value	Current	Other	2019
Non-current financial instruments - assets (a) and non-current financial assets	(680)	21	12	(50)	4	(71)	144	(292)	(912)
Non-current financial debt	40,129	8,110	(731)	4,805	(48)	484	(6,661)	1,685	47,773
Non-current net financial debt and related financial instruments	39,449	8,131	(719)	4,755	(44)	413	(6,517)	1,393	46,861

Current financial instruments - assets (a)	(118)	125	—	—	2	(32)	(144)	(101)	(268)
Current borrowings	13,306	(5,954)	(35)	750	184	(26)	6,661	(67)	14,819
Current financial instruments - liabilities (a)	478	—	—	—	(6)	15	—	—	487
Current net financial debt and related financial instruments	13,666	(5,829)	(35)	750	180	(43)	6,517	(168)	15,038

Financial debt classified as held for sale	—	—	301	—	—	—	—	—	301
Financial debt	53,115	2,302	(453)	5,505	136	370	—	1,225	62,200

			Non-cash changes
			Change in
	As of		scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2018	changes	reclassification	currency	fair value	Current	Other	2018
Non-current financial instruments - assets (a)	(679)	—	(72)	12	59	—	—	(680)
Non-current financial debt	41,340	649	4,708	(59)	62	(6,260)	(311)	40,129
Non-current net financial debt and related financial instruments	40,661	649	4,636	(47)	121	(6,260)	(311)	39,449

Current financial instruments - assets (a)	(423)	—	—	10	295	—	—	(118)
Current borrowings	11,096	(3,990)	230	270	(514)	6,260	(46)	13,306
Current financial instruments - liabilities (a)	245	—	67	(11)	177	—	—	478
Current net financial debt and related financial instruments	10,918	(3,990)	297	269	(42)	6,260	(46)	13,666

Financial debt classified as held for sale	—	—	—	—	—	—	—	—
Financial debt	51,579	(3,341)	4,933	222	79	—	(357)	53,115

(a): Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments

Schedule of monetary changes in non-current financial debt

For the year ended December 31,
(M$)	2019	2018	2017
Issuance of non-current debt	8,668	3,938	2,959
Repayment of non-current debt	(538)	(3,289)	(682)
Net amount	8,131	649	2,277

Schedule of cash and cash equivalents

For the year ended December 31,
(M$)	2019	2018	2017
Cash	16,456	15,186	13,427
Cash equivalents	10,896	12,721	19,758
Total	27,352	27,907	33,185

Schedule of net-debt-to-equity ratio

As of December 31,
(M$)
(Assets) / Liabilities	2019	2018	2017
Current borrowings	14,819	13,306	11,096
Other current financial liabilities	487	478	245
Current financial assets	(3,992)	(3,654)	(3,393)
Net financial assets and liabilities held for sale or exchange	301	(15)	—
Non-current financial debt	47,773	40,129	41,340
Non-current financial assets	(912)	(680)	(679)
Cash and cash equivalents	(27,352)	(27,907)	(33,185)
Net financial debt	31,124	21,657	15,424

Shareholders’ equity – Group share	116,778	115,640	111,556
Non-controlling interests	2,527	2,474	2,481
Shareholders’ equity	119,305	118,114	114,037

Net-debt-to-capital ratio	20.7%	15.5%	11.9%

Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Schedule of hedging instruments

Nomimal
	Nature of	amount of	Carrying amount of		Line item in the
For the year ended December 31 2019	hedging	hedging	hedging instruments		statement of
$M	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	8,012	270	(75)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	14,357	124	(1,011)	Financial assets

Schedule of hedged items

				Cumulative FVH
				adjustments included
	Nature of	Carrying amount of		in the carrying amount		Line item in the
For the year ended December 31 2019	hedging	hedged items		of the hedged items		statement of financial
$M	instruments	Assets	Liabilities	Assets	Liabilities	position
Bonds	Interest Rate Swaps	—	(7,450)	—	(795)	Financial debt
Bonds	Cross Currency Swaps	—	(14,357)	—	1,290	Financial debt
End of hedging (before 2018)		—	—	—	(71)

Cash flow hedge
Financial structure, financial costs and financial instruments
Schedule of hedging instruments

Nomimal
	Nature of	amount of	Carrying amount of		Line item in the
For the year ended December 31 2019	hedging	hedging	hedging instruments		statement of
$M	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,782	25	(527)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	12,604	19	(431)	Financial assets

Interest rate risk
Financial structure, financial costs and financial instruments
Schedule of sensitivity analysis on interest rate and foreign exchange risk

			Change in fair value due to a change in
Assets / (Liabilities)			interest rate by
	Carrying	Estimated	+10 basis	‑10 basis
(M$)	amount	fair value	points	points
As of December 31, 2019
Bonds (non-current portion, before swaps)	(38,657)	(41,805)	247	(247)

Swaps hedging fixed-rates bonds (liabilities)	(1,694)	(1,694)	—	—
Swaps hedging fixed-rates bonds (assets)	512	512	—	—
Total swaps hedging fixed-rates bonds (assets and liabilities)	(1,182)	(1,182)	(44)	44

Current portion of non-current debt after swap (excluding lease obligations)	(5,331)	(5,332)	1	(1)

Other interest rates swaps	(7)	(7)	18	(18)

Currency swaps and forward exchange contracts	89	89	—	—

As of December 31, 2018
Bonds (non-current portion, before swaps)	(34,975)	(36,127)	185	(185)

Swaps hedging fixed-rates bonds (liabilities)	(1,880)	(1,880)	—	—
Swaps hedging fixed-rates bonds (assets)	613	613	—	—
Total swaps hedging fixed-rates bonds (assets and liabilities)	(1,267)	(1,267)	(59)	59

Current portion of non-current debt after swap (excluding capital lease obligations)	(5,027)	(5,027)	—	—

Other interest rates swaps	(37)	(37)	12	(12)

Currency swaps and forward exchange contracts	(34)	(34)	—	—

As of December 31, 2017
Bonds (non-current portion, before swaps)	(36,613)	(38,159)	191	(191)

Swaps hedging fixed-rates bonds (liabilities)	(1,082)	(1,082)	—	—
Swaps hedging fixed-rates bonds (assets)	606	606	—	—
Total swaps hedging fixed-rates bonds (assets and liabilities)	(476)	(476)	(83)	83

Current portion of non-current debt after swap (excluding capital lease obligations)	(4,646)	(4,645)	1	(1)

Other interest rates swaps	76	76	12	(12)

Currency swaps and forward exchange contracts	142	142	—	—

The impact of changes in interest rates on the cost of debt before tax is as follows:

For the year ended December 31,
(M$)	2019	2018	2017
Cost of net debt	(2,352)	(2,121)	(1,534)
Interest rate translation of :
+ 10 basis points	27	29	29
‑10 basis points	(27)	(29)	(29)

Foreign exchange risk
Financial structure, financial costs and financial instruments
Schedule of sensitivity analysis on interest rate and foreign exchange risk

	Dollar / Euro exchange	Dollar / Pound sterling	Dollar / Ruble exchange
	rates	exchange rates	rates
December 31, 2019	0.89	0.76	62.27
December 31, 2018	0.87	0.78	69.62
December 31, 2017	0.83	0.74	57.86

As of December 31, 2019				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	128,281	37,687	66,005	5,635	9,900	9,054
Currency translation adjustment before net investment hedge	(11,501)	(4,443)	—	(1,830)	(3,355)	(1,873)
Net investment hedge – open instruments	(2)	(2)	—	—	—	—
Shareholders’ equity at exchange rate as of December 31, 2019	116,778	33,241	66,005	3,805	6,545	7,182

As of December 31, 2018				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	126,953	41,518	59,125	9,077	8,248	8,985
Currency translation adjustment before net investment hedge	(11,321)	(3,706)	—	(1,960)	(3,892)	(1,763)
Net investment hedge – open instruments	8	8	—	—	—	—
Shareholders’ equity at exchange rate as of December 31, 2018	115,640	37,820	59,125	7,117	4,356	7,222

As of December 31, 2017				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	119,450	44,930	51,674	6,467	7,366	9,013
Currency translation adjustment before net investment hedge	(7,908)	(1,903)	—	(1,543)	(3,076)	(1,386)
Net investment hedge – open instruments	14	14	—	—	—	—
Shareholders’ equity at exchange rate as of December 31, 2017	111,556	43,041	51,674	4,924	4,290	7,627

Based on the 2019 financial statements, a conversion using rates different from + or - 10% for each of the currencies below would have the following impact on shareholders equity and net income (Group share) :

As of December 31, 2019		Pound		Norwegian
(M$)	Euro	sterling	Ruble	Crown
Impact of an increase of 10% of exchange rates on :
– shareholders equity	3,324	381	654	—
– net income (Group share)	110	95	153	—
Impact of a decrease of 10% of exchange rates on :
– shareholders equity	(3,324)	(381)	(654)	—
– net income (Group share)	(110)	(95)	(153)	—

Liquidity risk
Financial structure, financial costs and financial instruments
Schedule of liquidity risk - maturity of financial assets and liabilities

As of December 31, 2019
Assets/(Liabilities)
	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	—	(5,683)	(6,102)	(5,172)	(5,802)	(24,435)	(47,194)
Non-current financial assets	—	68	24	9	4	228	333
Current borrowings	(14,819)	—	—	—	—	—	(14,819)
Other current financial liabilities	(487)	—	—	—	—	—	(487)
Current financial assets	3,992	—	—	—	—	—	3,992
Assets and liabilities available for sale or exchange	(301)	—	—	—	—	—	(301)
Cash and cash equivalents	27,352	—	—	—	—	—	27,352
Net amount before financial expense	15,737	(5,615)	(6,078)	(5,163)	(5,798)	(24,207)	(31,124)
Financial expense on non-current financial debt	(807)	(724)	(650)	(594)	(482)	(2,215)	(5,472)
Interest differential on swaps	(350)	(325)	(297)	(255)	(224)	(1,046)	(2,497)
Net amount	14,580	(6,664)	(7,025)	(6,012)	(6,504)	(27,468)	(39,093)

As of December 31, 2018
Assets/(Liabilities)
	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	—	(5,432)	(3,966)	(5,158)	(4,983)	(19,910)	(39,449)
Current borrowings	(13,306)	—	—	—	—	—	(13,306)
Other current financial liabilities	(478)	—	—	—	—	—	(478)
Current financial assets	3,654	—	—	—	—	—	3,654
Assets and liabilities available for sale or exchange	15	—	—	—	—	—	15
Cash and cash equivalents	27,907	—	—	—	—	—	27,907
Net amount before financial expense	17,792	(5,432)	(3,966)	(5,158)	(4,983)	(19,910)	(21,657)
Financial expense on non-current financial debt	(718)	(682)	(598)	(506)	(427)	(1,037)	(3,968)
Interest differential on swaps	(484)	(412)	(369)	(309)	(234)	(869)	(2,677)
Net amount	16,590	(6,526)	(4,933)	(5,973)	(5,644)	(21,816)	(28,302)

As of December 31, 2017
Assets/(Liabilities)
	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	—	(5,930)	(5,117)	(3,795)	(4,959)	(20,860)	(40,661)
Current borrowings	(11,096)	—	—	—	—	—	(11,096)
Other current financial liabilities	(245)	—	—	—	—	—	(245)
Current financial assets	3,393	—	—	—	—	—	3,393
Assets and liabilities available for sale or exchange	—	—	—	—	—	—	—
Cash and cash equivalents	33,185	—	—	—	—	—	33,185
Net amount before financial expense	25,237	(5,930)	(5,117)	(3,795)	(4,959)	(20,860)	(15,424)
Financial expense on non-current financial debt	(805)	(779)	(636)	(545)	(454)	(1,093)	(4,312)
Interest differential on swaps	(193)	(223)	(257)	(245)	(198)	(681)	(1,797)
Net amount	24,239	(6,932)	(6,010)	(4,585)	(5,611)	(22,634)	(21,533)

Schedule of financial assets and liabilities related to operating activities

As of December 31,
Assets/(Liabilities)
(M$)	2019	2018	2017
Accounts payable	(28,394)	(26,134)	(26,479)
Other operating liabilities	(16,262)	(13,286)	(10,135)
including financial instruments related to commodity contracts	(5,333)	(3,429)	(1,794)
Accounts receivable, net	18,488	17,270	14,893
Other operating receivables	11,506	9,733	9,336
including financial instruments related to commodity contracts	4,791	2,731	1,987
Total	(14,662)	(12,417)	(12,385)

Credit risk
Financial structure, financial costs and financial instruments
Schedule of maximum credit risk exposure

As of December 31,
Assets/(Liabilities)
(M$)	2019	2018	2017
Loans to equity affiliates (note 8)	3,999	4,755	5,135
Loans and advances (note 6)	1,982	1,877	2,878
Other non-current financial assets related to operational activities (note 6)	332	471	937
Non-current financial assets (note 15.1)	912	680	679
Accounts receivable (note 5)	18,488	17,270	14,893
Other operating receivables (note 5)	11,506	9,733	9,336
Current financial assets (note 15.1)	3,992	3,654	3,393
Cash and cash equivalents (note 15.1)	27,352	27,907	33,185
Total	68,563	66,347	70,436

Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Schedule of impact on the statement of income per nature of financial instruments

For the year ended December 31,
(M$)	2019	2018	2017
Loans and receivables	200	161	53
Financing liabilities and associated hedging instruments	(1,897)	(1,927)	(1,395)
Fair value hedge (ineffective portion)	(1)	(6)	(1)
Lease assets and obligations	(417)	—	—
Assets and liabilities held for trading	(237)	(349)	(191)
Impact on the cost of net debt	(2,352)	(2,121)	(1,534)

Schedule of maturity of derivative instruments

For the year ended December 31, 2019		Notional		Notional value schedule
(M$)	Fair	value	Fair	2021					2025
Assets / (Liabilities)	value	2020	value	and after	2021	2022	2023	2024	and after
Fair value hedge

Swaps hedging bonds (assets)	—	—	469	10,896
Swaps hedging bonds (liabilities)	(423)	3,346	(736)	8,127
Total swaps hedging bonds	(423)	3,346	(267)	19,023	2,695	4,298	3,858	2,337	5,835

Cash flow hedge

Swaps hedging bonds (assets)	—	—	43	4,062
Swaps hedging bonds (liabilities)	—	—	(958)	21,324
Total swaps hedgings bonds	—	—	(915)	25,386	—	—	1,000	3,659	20,727

Forward exchange contracts related to operational activites (assets)	1	29	—	—
Forward exchange contracts related to operational activites (liabilities)	—	—	—	—
Total forward exchange contracts related to operating activities	1	29	—	—	—	—	—	—	—

Held for trading

Other interest rate swaps (assets)	11	23,522	50	2,225
Other interest rate swaps (liabilities)	(24)	16,007	(44)	3,475
Total other interest rate swaps	(13)	39,529	6	5,700	2,217	1,463	18	1,820	182

Currency swaps and forward exchange contracts (assets)	111	6,446	17	431
Currency swaps and forward exchange contracts (liabilities)	(39)	4,455	—	131
Total currency swaps and forward exchange contracts	72	10,901	17	562	529	33	—	—	—

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2018		Notional		Notional value schedule
(M$)	Fair	value	Fair	2020					2024
Assets / (Liabilities)	value	2019	value	and after	2020	2021	2022	2023	and after

Fair value hedge

Swaps hedging bonds (assets)	45	1,345	235	3,712
Swaps hedging bonds (liabilities)	(208)	1,874	(1,281)	16,225
Total swaps hedging fixed-rates bonds	(163)	3,219	(1,046)	19,937	3,346	1,945	4,309	3,858	6,479

Cash flow hedge

Swaps hedging bonds (assets)	-	-	378	10,043
Swaps hedging bonds (liabilities)	(87)	969	(599)	11,265
Total swaps hedging bonds	(87)	969	(221)	21,308	-	-	-	-	21,308

Forward exchange contracts related to operational activites (assets)	2	39	—	4
Forward exchange contracts related to operational activites (liabilities)	-	-	—	-
Total forward exchange contracts related to operational activites	2	39	—	4	4	-	-	-	-

Held for trading

Other interest rate swaps (assets)	7	17,001	57	2,515
Other interest rate swaps (liabilities)	(79)	20,816	(22)	2,686
Total other interest rate swaps	(72)	37,817	35	5,201	2,186	1,004	56	1	1,954

Currency swaps and forward exchange contracts (assets)	66	10,500	11	44
Currency swaps and forward exchange contracts (liabilities)	(104)	9,107	(7)	34
Total currency swaps and forward exchange contracts	(38)	19,607	4	78	65	12	1	-	-

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2017		Notional		Notional value schedule
(M$)	Fair	value	Fair	2019					2023
Assets / (Liabilities)	value	2018	value	and after	2019	2020	2021	2022	and after
Fair value hedge
Swaps hedging bonds (assets)	172	2,391	337	5,075
Swaps hedging bonds (liabilities)	(157)	1,840	(951)	14,669
Total swaps hedging bonds	15	4,231	(614)	19,744	3,247	3,346	1,945	4,336	6,870
Cash flow hedge
Swaps hedging bonds (assets)	—	—	269	9,466
Swaps hedging bonds (liabilities)	—	—	(131)	11,288
Total swaps hedging bonds	—	—	138	20,754	969	—	—	—	19,785
Forward exchange contracts related to operational activites (assets)	2	55	—	28
Forward exchange contracts related to operational activites (liabilities)	—	—	—	—
Total forward exchange contracts related to operational activites	2	55	—	28	24	4	—	—	—
Held for trading
Other interest rate swaps (assets)	32	36,775	64	2,300
Other interest rate swaps (liabilities)	(17)	13,905	(3)	370
Total other interest rate swaps	15	50,680	61	2,670	41	50	1,000	-	1,579
Currency swaps and forward exchange contracts (assets)	219	15,132	9	175
Currency swaps and forward exchange contracts (liabilities)	(71)	6,048	(17)	229
Total currency swaps and forward exchange contracts	148	21,180	(8)	404	222	128	46	7	1

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

Schedule of fair value hierarchy for financial instruments

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2019	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	(690)	—	(690)
Cash flow hedge instruments	—	(915)	—	(915)
Assets and liabilities held for trading	—	82	—	82
Equity instruments	240	—	—	240
Total	240	(1,523)	—	(1,283)

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2018	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	(1,209)	—	(1,209)
Cash flow hedge instruments	—	(306)	—	(306)
Assets and liabilities held for trading	—	(71)	—	(71)
Equity instruments	94	—	—	94
Total	94	(1,586)	—	(1,492)

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2017	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	—	(599)	—	(599)
Cash flow hedge instruments	—	140	—	140
Assets and liabilities held for trading	—	216	—	216
Assets available for sale	100	—	—	100
Total	100	(243)	—	(143)

Financial instruments, excluding commodity contracts | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,
(M$)	2019	2018	2017
Revaluation impact at market value of bonds	(762)	1,332	(2,519)
Swap hedging of bonds	761	(1,338)	2,518
Ineffective portion of the fair value hedge	(1)	(6)	(1)

Financial instruments, excluding commodity contracts | Net investment hedge and other
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,	As of			As of
(M$)	January 1,	Variations	Disposals	December 31
2019	(724)	7	—	(717)
2018	(762)	38	—	(724)
2017	(658)	(104)	—	(762)

Financial instruments, excluding commodity contracts | Cash flow hedge
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,
(M$)	2019	2018	2017
Profit (Loss) recorded in equity during the period	(585)	24	253
Recycled amount from equity to the income statement during the period	47	(116)	266